Disaggregated Revenues - Schedule of Geographical Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,159,763	$ 3,616,698	$ 5,136,153	$ 5,944,190	$ 4,118,120
HK SAR [Member]
Disaggregation of Revenue [Line Items]
Total revenues			34,038
Kyrgyzstan [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,066,992	2,184,214	3,123,593	5,060,973	3,110,483
Cambodia [Member]
Disaggregation of Revenue [Line Items]
Total revenues	461,232	424,130	621,619	377,608	313,737
Thailand [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,631,539	$ 1,008,354	$ 1,356,903	$ 505,609	$ 693,900